Schedule of lease cost (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Leases
Operating lease expense	$ 109,285	$ 142,670	$ 136,781